Financial Assets At Fair Value Through Other Comprehensive Income	6 Months Ended
Jun. 30, 2021
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets At Fair Value Through Other Comprehensive Income	14. FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	30 June 2021	31 December 2020
	£m	£m
Debt securities	6,348	8,929
Loans and advances to customers	20	21
	6,368	8,950